Investments - Cost, Amortized Cost, and Fair Value of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cost or Amortized Cost
Due in one year or less	$ 0.0
Due after one year through five years	2.6
Due after five years through ten years	1.8
Due after ten years	0.5
Total, single maturity	4.9
Cost or Amortized Cost	10.2	$ 30.1
Fair Value
Due in one year or less	0.0
Due after one year through five years	2.6
Due after five years through ten years	1.6
Due after ten years	0.5
Total, single maturity	4.7
Total	9.2	32.8
Residential mortgage-backed
Cost or Amortized Cost
Mortgage-backed	5.3
Cost or Amortized Cost	5.3	4.4
Fair Value
Mortgage-backed	4.5
Total	$ 4.5	4.4
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost		0.7
Fair Value
Total		$ 0.7